Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company for each of the last two completed calendar years. In determining the “compensation actually paid” to our named executive officers (NEOs), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2024, 2023 and 2022 calendar years. Note that for our NEOs other than our principal executive officer (the PEO), compensation is reported as an average.
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2024, 2023 and 2022, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for Current PEO (1)	Summary Compensation Table Total for Former PEO (2)	Compensation Actually Paid to Current PEO (4)	Compensation Actually Paid to Former PEO (2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) (in thousands)
2024	$3,195,933	N/A	$4,214,519	N/A	$1,747,434	$1,325,229	$259.33	$(3,280)
2023	$1,768,234	N/A	$954,926	N/A	$1,130,716	$689,461	$78.28	$(21,107)
2022	$1,913,187	$3,395,827	$128,635	$(418,598)	$1,137,803	$376,574	$101.30	$(54,401)

(1)	Brandon M. Ribar was appointed the Company’s President and Chief Executive Officer, effective September 2, 2022.

(2)	Kimberly S. Lody resigned as the Company’s President and Chief Executive Officer, effective September 2, 2022.

(3)	During 2024, 2023 and 2022, our non-PEO NEOs consisted of Kevin J. Detz and David R. Brickman.

(4)
In order to calculate the average compensation “actually paid” (CAP) to our NEOs, we are required under the SEC rules to subtract from the value in the summary compensation table (SCT) the grant date fair value of equity awards (reflected in columns B and D below), and add back the following (reflected in columns C and E below): (i) the year-end
fair value of any equity awards in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

	SCT Total	Stock Awards Deducted	Stock Awards Added(a)	Options Deducted	Options Added	Total CAP
	A	B	C	D	E	A - (B + D) + (C + E)
PEO
2024 (Ribar)	$3,195,933	$2,361,242	$3,379,828	—	—	$4,214,519
2023 (Ribar)	$1,768,234	$967,769	$154,461	—	—	$954,926
2022 (Ribar) (1)	$1,913,187	$1,088,258	$(696,294)	—	—	$128,635
2022 (Lody) (2)	$3,395,827	$2,073,590	$(1,624,712)	—	$(116,123)	$(418,598)
Average Non-PEO NEOs
2024	$1,747,434	$1,116,232	$694,027	—	—	$1,325,229
2023	$1,130,716	$487,722	$46,467	—	—	$689,461
2022	$1,137,803	$690,156	$(71,073)	—	—	$376,574

(1)	Brandon M. Ribar was appointed as the Company’s President and Chief Executive Officer, effective September 2, 2022.

(2)	Kimberly S. Lody resigned as the Company’s President and Chief Executive Officer, effective September 2, 2022.

Named Executive Officers, Footnote	During 2024, 2023 and 2022, our non-PEO NEOs consisted of Kevin J. Detz and David R. Brickman.
PEO Total Compensation Amount	$ 3,195,933	$ 1,768,234	$ 1,913,187
PEO Actually Paid Compensation Amount	$ 4,214,519	954,926	128,635
Adjustment To PEO Compensation, Footnote

	SCT Total	Stock Awards Deducted	Stock Awards Added(a)	Options Deducted	Options Added	Total CAP
	A	B	C	D	E	A - (B + D) + (C + E)
PEO
2024 (Ribar)	$3,195,933	$2,361,242	$3,379,828	—	—	$4,214,519
2023 (Ribar)	$1,768,234	$967,769	$154,461	—	—	$954,926
2022 (Ribar) (1)	$1,913,187	$1,088,258	$(696,294)	—	—	$128,635
2022 (Lody) (2)	$3,395,827	$2,073,590	$(1,624,712)	—	$(116,123)	$(418,598)
Average Non-PEO NEOs
2024	$1,747,434	$1,116,232	$694,027	—	—	$1,325,229
2023	$1,130,716	$487,722	$46,467	—	—	$689,461
2022	$1,137,803	$690,156	$(71,073)	—	—	$376,574

(1)	Brandon M. Ribar was appointed as the Company’s President and Chief Executive Officer, effective September 2, 2022.

(2)	Kimberly S. Lody resigned as the Company’s President and Chief Executive Officer, effective September 2, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 1,747,434	1,130,716	1,137,803
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,325,229	689,461	376,574
Adjustment to Non-PEO NEO Compensation Footnote

	SCT Total	Stock Awards Deducted	Stock Awards Added(a)	Options Deducted	Options Added	Total CAP
	A	B	C	D	E	A - (B + D) + (C + E)
PEO
2024 (Ribar)	$3,195,933	$2,361,242	$3,379,828	—	—	$4,214,519
2023 (Ribar)	$1,768,234	$967,769	$154,461	—	—	$954,926
2022 (Ribar) (1)	$1,913,187	$1,088,258	$(696,294)	—	—	$128,635
2022 (Lody) (2)	$3,395,827	$2,073,590	$(1,624,712)	—	$(116,123)	$(418,598)
Average Non-PEO NEOs
2024	$1,747,434	$1,116,232	$694,027	—	—	$1,325,229
2023	$1,130,716	$487,722	$46,467	—	—	$689,461
2022	$1,137,803	$690,156	$(71,073)	—	—	$376,574

(1)	Brandon M. Ribar was appointed as the Company’s President and Chief Executive Officer, effective September 2, 2022.

(2)	Kimberly S. Lody resigned as the Company’s President and Chief Executive Officer, effective September 2, 2022.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 259.33	78.28	101.3
Net Income (Loss)	(3,280,000)	(21,107,000)	(54,401,000)
Brandon M. Ribar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,195,933	1,768,234	1,913,187
PEO Actually Paid Compensation Amount	$ 4,214,519	$ 954,926	$ 128,635
PEO Name	Brandon M. Ribar	Brandon M. Ribar	Brandon M. Ribar
Kimberly S. Lody [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,395,827
PEO Actually Paid Compensation Amount			$ (418,598)
PEO Name			Kimberly S. Lody
PEO | Brandon M. Ribar [Member] | Stock Awards Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,361,242)	$ (967,769)	$ (1,088,258)
PEO | Brandon M. Ribar [Member] | Stock Awards Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,379,828	154,461	(696,294)
PEO | Kimberly S. Lody [Member] | Stock Awards Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,073,590)
PEO | Kimberly S. Lody [Member] | Stock Awards Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,624,712)
PEO | Kimberly S. Lody [Member] | Options Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(116,123)
Non-PEO NEO | Stock Awards Deducted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,116,232)	(487,722)	(690,156)
Non-PEO NEO | Stock Awards Added [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 694,027	$ 46,467	$ (71,073)